QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 9/30

Date of reporting period: 06/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

CLIFFORD CAPITAL PARTNERS FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (unaudited)

COMMON STOCKS - 92.79%	Shares	Fair Value

CONSUMER DISCRETIONARY - 11.76%
Career Education Corp.	23,721	$141,140
Target Corp.	1,095	76,453
Tilly’s Inc. - Class A	18,014	104,301
Urban Outfitters. Inc.	3,860	106,150

		428,044

CONSUMER STAPLES - 5.46%
Avon Products, Inc.	10,923	41,289
The Proctor & Gamble Co.	1,034	87,549
Wal-Mart Stores, Inc.	958	69,953

		198,791

ENERGY - 4.95%
Cloud Peak Energy, Inc.	37,033	76,288
Devon Energy Corp.	2,868	103,965

		180,253

FINANCIALS - 16.69%
American Express Co.	2,342	142,300
American International Group, Inc.	1,220	64,526
CIT Group Inc.	4,408	140,659
CVB Financial Corp.	5,930	97,193
Westamerica Bancorp.	3,300	162,558

		607,236

HEALTH CARE MANUFACTURING - 8.05%
Johnson & Johnson	914	110,868
Landauer, Inc.	4,420	181,927

		292,795

INDUSTRIALS - 13.43%
C. H. Robinson Worldwide, Inc.	1,743	129,418
The Dun & Bradstreet Corp.	1,174	143,040
Fastenal Co.	2,748	121,984
KLX Inc.	3,045	94,395

		488,837

INFORMATION TECHNOLOGY - 19.54%
Cisco Systems, Inc.	2,899	83,172
Dolby Laboratories Inc. - Class A	2,539	121,491
eBay Inc.	5,343	125,079
Evertec Inc.	8,670	134,732
International Business Machines Corp.	869	131,897
Mastercard, Inc. - Class A	1,300	114,478

		710,849

SEMICONDUCTORS - 5.30%
Linear Technology Corp.	2,243	104,367
Xcerra Corp.	15,357	88,303

		192,670

TELECOMMUNICATION SERVICES - 3.46%
Lumos Networks Corp.	10,418	126,058

UTILITIES - 4.15%
Exelon Corp.	4,151	150,930

TOTAL COMMON STOCKS - 92.79%		3,376,463

MONEY MARKET FUND - 7.34%
Federated Institutional Prime Obligations Fund 0.17%*	267,156	267,156

TOTAL INVESTMENTS - 100.13%		3,643,619
Liabilities in excess of other assets - (0.13%)		(4,684)

NET ASSETS - 100.00%		$3,638,935

* Effective 7 day yield as of June 30, 2016

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$3,376,463	-	-	$3,376,463
Money Market	267,156	-	-	267,156

	$3,643,619	-	-	$3,643,619

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry. The Fund held no Level 3 securities at any time during the period. There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2016.

At June 30, 2016 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,391,621 and the related tax-based net unrealized appreciation (depreciation) consists of :

Gross unrealized appreciation	$328,448
Gross unrealized depreciation	(76,450)

Net unrealized appreciation	$251,998

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.  Description of Exhibit

99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:	August 22, 2016

By:	/s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:	August 22, 2016